FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906




April 2, 2003

Filed Via EDGAR (CIK #0001002191)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FTI FUNDS
           File Nos. (033-63621 and 811-7369)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 28, 2003.

Sincerely yours,

FTI FUNDS

/s/David P. Goss
----------------------
David P. Goss
Associate General Counsel

DPG:ml

cc:   Bruce G. Leto, Esq.